Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Operating
Net income	$ 3,510	$ 7,045
Adjustments for items not involving cash:
Non-cash items	9,126	4,971
Changes in non-cash working capital:
Decrease (increase) in amounts receivable	184	(48)
Increase in inventories	(929)	(868)
Decrease (increase) in prepaid and other assets	217	(96)
Increase in amounts payable and accrued liabilities	2,819	5,340
Increase in income tax payable	389	983
Cash provided by operating activities	15,316	17,327
Investing
Exploration and evaluation assets and expenditures	(417)	(1,864)
Purchase of mineral property, plant and equipment	(13,261)	(15,923)
Increase in other long-term assets	(311)	(85)
Cash used in investing activities	(13,989)	(17,872)
Financing
Proceeds from issuance of shares and warrants		110
Issuance costs paid		(170)
Withholding taxes on settlement of share-based compensation payments	(553)	(127)
Lease payments	(72)	(115)
Cash used in financing activities	(625)	(302)
Net increase (decrease) in cash	702	(847)
Cash at beginning of the year	7,629	8,476
Cash at end of the year	8,331	7,629
Income taxes paid in cash	$ 1,218	$ 62